Capital structure (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 15, 2014 item	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Mar. 31, 2022 USD ($)	Nov. 03, 2014	Nov. 02, 2014
Capital Structure
Shares issued as a result of exercises of share options by employees and a consultant		1,646,137	1,646,137	157,429	85,706
Repurchase of ordinary shares		¥ 1,938,800	$ 304,240
Class B ordinary shares
Capital Structure
Number of votes entitled per share | item	10
Conversion of stock, shares issued		950,000	950,000
ADS
Capital Structure
ADS ratio to ordinary shares							5	2
Number of common shares repurchased			2,742,990
Class A ordinary shares
Capital Structure
Number of votes entitled per share | item	1
Shares issued as a result of exercises of share options by employees and a consultant		1,646,137	1,646,137	157,429	85,706
Issuance of ordinary shares as a result of vesting of shares awards (in shares)		1,156,264	1,156,264	1,481,693	1,102,773
Authorized share repurchase amount | $			$ 500,000			$ 500,000